Summary of Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Assets
Prepaid licenses & maintenance contracts, current	$ 5	$ 4,638
Prepaid licenses & maintenance contracts, non-current		2,264
Liabilities
Deferred revenue, current	130	5,554
Deferred Revenue, non-current		2,636
Equity
Accumulated deficit	(802)
Balances Without Adoption of ASC 606 [Member]
Assets
Prepaid licenses & maintenance contracts, current	436
Prepaid licenses & maintenance contracts, non-current	2,264
Liabilities
Deferred revenue, current	585
Deferred Revenue, non-current	2,636
Equity
Accumulated deficit	(13,693)
Effect of Change Higher/(Lower) [Member]
Assets
Prepaid licenses & maintenance contracts, current	(436)
Prepaid licenses & maintenance contracts, non-current	(2,264)
Liabilities
Deferred revenue, current	(585)
Deferred Revenue, non-current	(2,636)
Equity
Accumulated deficit	$ 520